Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Intangible Assets, Net [Abstract]
Software	¥ 6,167,067		¥ 4,705,335
Less: accumulated amortization	(3,586,021)		(2,521,658)
Total	¥ 2,581,046	$ 355,164	¥ 2,183,677